Short-Term Loans and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Line Items]
Short-term loans consisting of bank borrowings	¥ 3	¥ 54